Capital and Funding - Summary of Currency Retranslation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in foreign currency translation reserve [Abstract]
Currency retranslation reserve beginning balance	€ (3,034)	€ (3,285)
Currency retranslation during the year	(50)	599
Movement in net investment hedges and exchange differences in net investments in foreign operations	(909)	(365)
Recycled to income statement	66	17
Currency retranslation reserve ending balance	€ (3,927)	€ (3,034)